GEOGRAPHIC AREAS - FINANCIAL DATA (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 9,758	$ 9,437	$ 9,322	$ 8,925	$ 9,169	$ 8,819	$ 8,572	$ 8,157	$ 37,442	$ 34,717	$ 33,009
Long-lived Assets	4,628				4,457				4,628	4,457	4,031
Disposal Group, Held-for-Sale, Not Discontinued Operations | Productivity Solutions and Services and Warehouse Workflow Solutions Businesses
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment—net	153								153
Disposal Group, Held-for-Sale, Not Discontinued Operations | Personal Protective Equipment Business
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment—net					155					155
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									21,784	19,531	18,697
Long-lived Assets	3,192				3,139				3,192	3,139	2,660
Export sales included in United States net sales									7,895	4,760	4,134
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									8,112	7,963	7,265
Long-lived Assets	484				415				484	415	439
Other international
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									7,546	7,223	7,047
Long-lived Assets	$ 952				$ 903				$ 952	$ 903	$ 932